CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY	Preferred Stock Preferred Stock Class B USD ($) shares	Preferred Stock Preferred Stock Class A USD ($) shares	Common Stock Common Class A [Member] USD ($) shares	Common Stock Common class B USD ($) shares	Common Stock USD ($) shares	Common stock subscriptions USD ($)	Stock Payable - Class A [Member] USD ($)	Additional Paid in Capital. USD ($)	Accumulated Deficit USD ($)	Preferred Stock Class A shares	USD ($) shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio											0.3333
Balance at beginning at Sep. 30, 2019			$ 1,707	$ 483			$ 122,976	$ 18,765,442	$ (18,762,626)		$ 127,982
Balance at beginning (in shares) at Sep. 30, 2019 | shares			17,068,602	4,834,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash			$ 146					3,516,351			$ 3,516,497
Shares issued for cash (in shares) | shares			1,464,444								1,464,444
Shares to be issued							47,168				$ 47,168
Issuance of common stock subscribed			$ 3				(35,000)	34,997
Issuance of common stock subscribed (in shares) | shares			31,111
Shares issued for consulting fees			$ 133					1,499,867			$ 1,500,000
Shares issued for consulting fees (in shares) | shares			1,333,333								1,333,333
Shares issued in conjunction with reverse merger		$ 3	$ 172					(264,151)			$ (263,976)
Shares issued in conjunction with reverse merger (in shares) | shares		30,667	1,722,977
Shares issued for cash	$ 10							4,799,990			4,800,000
Shares issued for cash (in shares) | shares	100,000
Warrants excercised				$ 601				26,432			27,033
Warrants excercised (in shares) | shares				6,007,157
Shares issued in conjunction with debt settlement	$ 10							4,799,990			4,800,000
Shares issued in conjunction with debt settlement (in shares) | shares	100,000
Warrants issued for settlement of debt to related party								(185,563)			(185,563)
Beneficial conversion feature of convertible debenture								(36,397)			(36,397)
Deemed Dividend								(3,800,000)			(3,800,000)
Stock-based compensation								316,034			316,034
Warrants issued for consultant services								483,967			483,967
Class A and B common shares merged into one class			$ (2,673)	$ (1,138)	$ 3,811			1			1
Class A and B common shares merged into one class (in shares) | shares			(26,731,578)	(11,375,391)	38,106,970
Shares issued for asset purchases			$ 511	$ 53				6,349,436			6,350,000
Shares issued for asset purchases (in shares) | shares			5,111,111	533,333
Net loss									(17,105,294)		(17,105,294)
Balance at ending at Sep. 30, 2020	$ 20	$ 3	$ 0	$ 0	$ 3,811	$ 135,144	135,144	36,677,520	(35,867,920)		$ 948,578
Balance at ending (in shares) at Sep. 30, 2020 | shares	200,000	30,667			38,106,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash (in shares) | shares											1,076,000
Conversion of convertible debenture					$ 33			376,323			$ 376,356
Conversion of convertible debenture (in shares) | shares					334,539
Cash received for common stock subscribed						330,000					330,000
Issuance of common stock subscribed					$ 15	(465,144)		465,129
Issuance of common stock subscribed (in shares) | shares					148,032
Shares issued for consulting fees											$ 200,000
Shares issued for consulting fees (in shares) | shares											26,350
Shares issued for acquisition					$ 67			5,689,688			$ 5,689,755
Shares issued for acquisition (in shares) | shares					667,811
Warrants issued for severance								82,000			82,000
Shares issued in conjunction with reverse merger								(1)			(1)
Shares issued for cash					$ 109			4,054,891			4,055,000
Shares issued for cash (in shares) | shares					1,093,777
Shares issued for debt settlement					$ 3			194,800			$ 194,803
Shares issued for debt settlement (in shares) | shares					32,630						32,630
Warrants issued in conjunction with debenture								187,945			$ 187,945
Payment in kind interest stock issuance					$ 0			41,979			41,979
Payment in kind interest stock issuance (in shares) | shares					4,825
Beneficial conversion feature of convertible debenture								2,762,055			2,762,055
Stock-based compensation								7,036,799			7,036,799
Shares issued for equity investment in unconsolidated entity					$ 15			863,465			863,480
Shares issued for equity investment in unconsolidated entity (in shares) | shares					151,487
Conversion of Series A convertible preferred to common stock		$ (3)			$ 102			(99)
Conversion of Series A convertible preferred to common stock (in shares) | shares		(30,667)			1,022,233
Shares issued for asset purchases					$ 46			2,671,187			2,671,233
Shares issued for asset purchases (in shares) | shares					456,621
Net loss									(17,847,682)		(17,847,682)
Balance at ending at Jun. 30, 2021	$ 20				$ 4,244			63,861,634	(53,715,602)		$ 10,150,296
Balance at ending (in shares) at Jun. 30, 2021 | shares	200,000				42,438,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio											0.3333
Balance at beginning at Sep. 30, 2020	$ 20	$ 3	0	0	$ 3,811	$ 135,144	135,144	36,677,520	(35,867,920)		$ 948,578
Balance at beginning (in shares) at Sep. 30, 2020 | shares	200,000	30,667			38,106,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash					$ 300			11,251,530			$ 11,251,830
Shares issued for cash (in shares) | shares					3,000,486						3,000,486
Conversion of convertible debenture					$ 46			594,216			$ 594,262
Conversion of convertible debenture (in shares) | shares					455,598
Cash received for common stock subscribed							350,000				350,000
Issuance of common stock subscribed					$ 17		$ (485,144)	485,127
Issuance of common stock subscribed (in shares) | shares					165,809
Shares issued for consulting fees					$ 3			236,831			$ 236,834
Shares issued for consulting fees (in shares) | shares					31,906						31,906
Shares issued for acquisition					$ 82			6,553,153			$ 6,553,235
Shares issued for acquisition (in shares) | shares					819,299
Warrants issued for severance								82,000			82,000
Warrants issued for severance											82,000
Shares issued for debt settlement					$ 3			194,800			194,803
Shares issued for debt settlement (in shares) | shares					32,630
Warrants issued in conjunction with debenture								195,189			195,189
Payment in kind interest stock issuance					$ 0			41,977			$ 41,977
Payment in kind interest stock issuance (in shares) | shares					4,825						4,825
Stock-based compensation								8,292,265			$ 8,292,265
Warrants issued for consultant services								492,000			492,000
Conversion of Series A convertible preferred to common stock		$ (3)			$ 102			(99)			0
Conversion of Series A convertible preferred to common stock (in shares) | shares		(30,667)			1,022,233					1,022,233
Shares issued for asset purchases					$ 46			2,671,184			2,671,230
Shares issued for asset purchases (in shares) | shares					456,621
Inducement for asset rights					$ 39			2,065,957			2,065,996
Inducement for asset rights (in shares) | shares					393,626
Net loss									(30,974,496)		(30,974,496)
Balance at ending at Sep. 30, 2021	$ 20	$ 0	$ 0	$ 0	$ 4,449			69,833,650	(66,842,416)		2,995,703
Balance at ending (in shares) at Sep. 30, 2021 | shares	200,000				44,490,003
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued for severance											254,013
Warrants issued in conjunction with debenture								3,036,970			3,036,970
Payment in kind interest stock issuance					$ (2)			(176,998)			(177,000)
Payment in kind interest stock issuance (in shares) | shares					23,152
Beneficial conversion feature of convertible debenture								2,079,993			2,079,993
Stock-based compensation								3,948,272			3,948,272
Warrants issued for consultant services											254,014
Conversion of Series A convertible preferred to common stock	$ (20)				$ 667			(647)
Conversion of Series A convertible preferred to common stock (in shares) | shares	(200,000)				6,666,667
Net loss									(14,921,110)		(14,921,110)
Balance at ending at Jun. 30, 2022					$ 5,118			$ 79,329,250	$ (81,763,526)		$ (2,429,158)
Balance at ending (in shares) at Jun. 30, 2022 | shares					51,179,825